Share-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2016
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Schedule of Share-based Compensation Arrangements by Share-based Payment Award
The following table represents unvested restricted stock award and restricted share unit activity for the years ended December 31:

	2016	2015	2014
Balance at beginning of period	507,130	506,289	523,756
Granted	254,276	207,575	168,254
Forfeited	(28,855)	(26,970)	(18,171)
Earned and issued	(189,290)	(179,764)	(167,550)
Balance at end of period	543,261	507,130	506,289
The following table represents the activity related to stock options during the periods indicated:

	Number of Shares	Weighted Average Exercise Price	Aggregate Intrinsic Value (Dollars in thousands)	Weighted Average Remaining Contract Life (in years)
Outstanding options, December 31, 2013	1,072,829	$53.47
Granted	77,434	65.31
Exercised	(267,421)	48.57	$4,612
Forfeited or expired	(15,160)	60.38
Outstanding options, December 31, 2014	867,682	$55.92
Granted	82,001	62.50
Exercised	(119,917)	51.71	1,516
Forfeited or expired	(15,989)	66.52
Outstanding options, December 31, 2015	813,777	$56.99
Granted	160,624	48.65
Exercised	(196,769)	55.39	3,597
Forfeited or expired	(56,094)	59.49
Outstanding options, December 31, 2016	721,538	$55.38	$20,583	6.0

Exercisable options, December 31, 2014	562,752	55.92
Exercisable options, December 31, 2015	546,842	$56.54
Exercisable options, December 31, 2016	415,376	$56.66	$11,366	4.4
The following table represents phantom stock award and performance unit activity during the periods indicated.

(Dollars in thousands)	Number of share equivalents (1)	Value of share equivalents (2)
Balance, December 31, 2013	433,884	$27,270
Granted	146,166	9,479
Forfeited share equivalents	(22,800)	1,479
Vested share equivalents	(81,903)	5,512
Balance, December 31, 2014	475,347	$30,826
Granted	167,573	9,228
Forfeited share equivalents	(34,681)	1,910
Vested share equivalents	(145,809)	9,288
Balance, December 31, 2015	462,430	$25,466
Granted	215,745	18,069
Forfeited share equivalents	(42,051)	3,522
Vested share equivalents	(163,294)	8,509
Balance, December 31, 2016	472,830	$39,600

(1)	Number of share equivalents includes all reinvested dividend equivalents for the years indicated.

(2)
Except for share equivalents at the beginning of each period, which are based on the value at that time, and vested share payments, which are based on the cash paid at the time of vesting, the value of share equivalents is calculated based on the market price of the Company’s stock at the end of the respective periods. The market price of the Company’s stock was $83.75, $55.07 and $64.85 on December 31, 2016, 2015 and 2014, respectively.

Schedule of Stock Option Activity by Exercise Price Range
The following table represents weighted average remaining life as of December 31, 2016 for options outstanding within the stated exercise prices:

	Options Outstanding			Options Exercisable
Exercise Price Range Per Share	Number of Options	Weighted Average Exercise Price	Weighted Average Remaining Life	Number of Options	Weighted Average Exercise Price
$36.48 to $47.50	147,913	$47.27	8.9 years	5,849	$45.42
$47.51 to $52.35	151,527	51.56	4.9 years	113,328	51.51
$52.36 to $54.82	116,558	53.39	4.6 years	90,653	53.68
$54.83 to $59.81	68,683	56.33	3.7 years	64,387	56.17
$59.82 to $62.82	154,506	61.32	5.7 years	98,688	60.63
$62.83 to $111.71	82,351	67.83	7.1 years	42,471	69.81
Total options	721,538	$55.38	6.0 years	415,376	$56.66

Schedule of Valuation Assumptions
The following weighted-average assumptions were used for option awards issued during the years ended December 31:

	2016	2015	2014
Expected dividends	2.8%	2.2%	2.1%
Expected volatility	29.0%	35.6%	35.8%
Risk-free interest rate	1.4%	2.0%	2.3%
Expected term (in years)	6.5	7.5	7.5
Weighted-average grant-date fair value	$10.46	$19.57	$21.26

Schedule of Allocation for Share-based Compensation Expense
The following table represents the compensation expense that is included in non-interest expense and related income tax benefits in the accompanying consolidated statements of comprehensive income related to stock options for the years ended December 31:

(Dollars in thousands)	2016	2015	2014
Compensation expense related to stock options	$2,010	$1,861	$2,053
Income tax benefit related to stock options	331	317	375
The following table represents the compensation expense that was included in non-interest expense and related income tax benefits in the accompanying consolidated statements of comprehensive income related to restricted stock awards and restricted share units for the years ended December 31:

(Dollars in thousands)	2016	2015	2014
Compensation expense related to restricted stock awards and restricted share units	$12,513	$12,045	$9,932
Income tax benefit related to restricted stock awards and restricted share units	4,380	4,215	3,476
The following table indicates compensation expense recorded for phantom stock and performance units based on the number of share equivalents vested at December 31 of the years indicated and the current market price of the Company’s stock at that time:

(Dollars in thousands)	2016	2015	2014
Compensation expense related to phantom stock and performance units	$12,933	$12,109	$5,496